Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 376,778	$ 466,544
Accounts receivable, net	20,863	30,218
Inventory	14,650	11,122
Other current assets	12,151	17,298
Total current assets	424,442	525,182
Non-current assets
Property, plant and equipment	3,596	4,066
Right-of-use assets	6,094	7,164
Intangible assets	14,575	13,582
Interest in joint venture	36,817	41,236
Deferred tax asset	34,040	26,049
Other long-term assets	899	693
Total non-current assets	96,021	92,790
Total assets	520,463	617,972
Current liabilities
Accounts payable	13,019	12,080
Other current liabilities	52,384	50,497
Lease liabilities, short-term	909	1,029
Current income tax payable	799	3,754
Convertible loans, short-term	6,573	6,575
Total current liabilities	73,684	73,935
Non-current liabilities
Convertible loans, long-term	89,844	87,153
Convertible loans, derivatives	7,637	37,947
Deferred royalty obligation, long-term	204,423	218,664
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	5,990	6,994
Defined benefit pension liabilities	0	3,652
Total non-current liabilities	331,433	377,949
Total liabilities	405,117	451,884
Equity attributable to owners of the parent
Share capital	6,445	6,445
Share premium	981,818	981,827
Treasury shares	(119)	(128)
Other reserves	133,480	102,646
Cumulative translation adjustments	(358)	183
Accumulated losses	(1,005,920)	(924,885)
Total equity attributable to owners of the parent	115,346	166,088
Total liabilities and equity	$ 520,463	$ 617,972